Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Changes in Carrying Amount of Goodwill

	Corporate and Other	Generation and Marketing	AEP Consolidated
	(in millions)
Balance as of December 31, 2014	$75.9	$15.4	$91.3
Impairment Losses	—	—	—
Goodwill Written Off Related to Sale of AEPRO	(38.8)	—	(38.8)
Balance as of December 31, 2015	37.1	15.4	52.5
Impairment Losses	—	—	—
Balance as of December 31, 2016	$37.1	$15.4	$52.5

Amortization Life, Gross Carrying Amount and Accumulated Amortization by Major Asset Class

		December 31,
		2016		2015
	Amortization Life	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(in years)	(in millions)
Acquired Customer Contracts	5	$58.3	$58.3	$58.3	$56.5